Other Financial Statement information - Summary of Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued professional and service fees	$ 7,234	$ 2,555	$ 54
Accrued employee-related expenses	1,799	2,665	1,933
Other accrued expenses	23	111	11
Total accrued expenses and other current liabilities	$ 9,056	5,331
Total accrued expenses and other current liabilities		$ 5,331	$ 1,998